Membership Interests (Schedule Of Cash Capital Contributions) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Members contribution	$ 318	$ 188	$ 705	$ 788	$ 1,978
February 16, 2021 [Member]
Related Party Transaction [Line Items]
Payment Date			Feb. 16, 2021
Members contribution			$ 63
April 27, 2021 [Member]
Related Party Transaction [Line Items]
Payment Date			Apr. 27, 2021
Members contribution			$ 63
July 27, 2021 [Member]
Related Party Transaction [Line Items]
Payment Date			Jul. 27, 2021
Members contribution			$ 62
October 26, 2021 [Member]
Related Party Transaction [Line Items]
Payment Date			Oct. 26, 2021
Members contribution			$ 67
December 22, 2021 [Member]
Related Party Transaction [Line Items]
Payment Date			Dec. 22, 2021
Members contribution			$ 450
February 17, 2022
Related Party Transaction [Line Items]
Payment Date	Feb. 17, 2022
Members contribution	$ 106
April 26, 2022
Related Party Transaction [Line Items]
Payment Date	Apr. 26, 2022
Members contribution	$ 106
July 26, 2022
Related Party Transaction [Line Items]
Payment Date	Jul. 26, 2022
Members contribution	$ 106